Fixed Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fixed Assets, Net [Abstract]
Depreciation expense	$ 33,904	$ 28,518	$ 25,496